Financial Risks - Summary of Breakdown of Wholesale Receivables and Dealer Loan Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	¥ 16,637,978	¥ 16,805,725
Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	16,376,776	16,530,596
Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	238,251	254,594
Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	22,952	20,535
Performing [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	2,730,860	2,956,452
Performing [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	2,730,860	2,956,452
Performing [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
Performing [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
Credit Watch [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	118,196	160,554
Credit Watch [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	20,842	82,046
Credit Watch [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	97,353	78,509
Credit Watch [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
At Risk [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	32,998	50,742
At Risk [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
At Risk [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	32,299	48,354
At Risk [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	699	2,388
Default [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	22,162	17,736
Default [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
Default [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
Default [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	22,162	17,736
Loan commitments [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	10,120,300	10,013,832
Loan commitments [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	10,050,817	9,917,155
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	69,393	96,266
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	90	412
Financial guarantee contracts [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	3,613,461	3,606,408
Financial guarantee contracts [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	3,574,257	3,574,943
Financial guarantee contracts [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	39,205	¥ 31,465
Financial guarantee contracts [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	¥ 0